Derivatives and Hedging Instruments	12 Months Ended
Dec. 31, 2017
Derivatives and Hedging Instruments

(5)	Derivatives and Hedging Instruments
Derivatives held by the Company are designated as either a cash flow hedging instrument (cash flow hedge) or nonqualified hedging instrument (nonqualifying strategies).
Cash Flow Hedges
IRS were used by the Company to hedge against the changes in cash flows associated with variable interest rates on certain underlying fixed-maturity securities until January 2015 when the Company exited these positions. Foreign currency swaps have notional amounts and maturity dates equal and offsetting to the underlying fixed-maturity securities and are determined to be highly effective as of December 31, 2017 and 2016.
On March 31, 2017, the Company changed its retrospective hedge effectiveness test methodology and moved to a regression model. Regression testing utilizes statistical analysis to assess the correlation of the changes in cash flows between the hedging instrument and the hedged item through the use of a hypothetical derivative. In order to change the retrospective test methodology, the Company redesignated all qualifying hedge relationships. The dedesignation and subsequent redesignation occurred contemporaneously.
The following table presents the components of the unrealized gains and losses on the effective portion of the derivatives that qualify as cash flow hedges recorded within the Consolidated Statements of Comprehensive Income (Loss):

	Amount of gains (losses) recognized in AOCI at December 31,
	2017	2016	2015
Interest rate swaps, net of tax benefit of $0, $0, and $332, at December 31, 2017, 2016, and 2015, respectively	$—	—	(617)
Foreign currency swaps, net of tax benefit (expense) of $37,215, ($12,355), and ($15,550), at December 31, 2017, 2016, and 2015, respectively	(69,113)	22,945	28,879
Total	$(69,113)	22,945	28,262
The following tables presents the amount of gains reclassified from AOCI into earnings on the effective and ineffective portion of the derivatives that qualify as cash flow hedges:

	Amount of gains reclassified from AOCI into earnings for the years end December 31 (effective portion):			Location in the Consolidated Statements of Operations
	2017	2016	2015
Foreign currency swaps, net of tax expense of $4,768, $3,892, and $1,819, at December 31, 2017, 2016, and 2015, respectively	$8,854	7,229	3,378	Interest and similar income, net
Total	$8,854	7,229	3,378

	Amount of gains reclassified from AOCI into earnings for the years end December 31 (ineffective portion):			Location in the Consolidated Statements of Operations
	2017	2016	2015
Foreign currency swaps, net of tax expense of $247, $85, and $0, at December 31, 2017, 2016, and 2015, respectively	$459	158	—	Change in fair value of assets and liabilities
Total	$459	158	—
Using December 31, 2017 values, it is estimated that a post-tax gain of approximately $11,813 will be reclassified from AOCI into earnings during the subsequent twelve months ending December 31, 2018. The maximum amount of time for which these cash flows are hedged is 16 years.
See note 22 for a rollforward of cash flow hedges in AOCI.
Nonqualifying Strategies
Futures and Options Contracts
OTC options and ETO are cleared through the Options Clearing Corporation (OCC), which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission. The fair values of the collateral posted for futures, OTC options, and ETO are discussed in the derivative collateral management section below.
Interest Rate Swaps
The Company can receive the fixed or variable rate and are traded in varying maturities. The fair values of the collateral posted and variation margin for OTC and centrally cleared IRS are discussed in the derivative collateral management section below.
Credit Default Swaps
The CDS within the investment portfolios assume credit risk from a single entity or referenced index for the purpose of synthetically replicating investment transactions. The Company can be required to pay or be the net receiver on the contract depending on the net position. Credit events include bankruptcy of the reference and failure to pay by the reference. The notional amount is equal to the maximum potential future loss amount. The fair value of the collateral posted for centrally cleared CDS is discussed in the derivative collateral management section below.
The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company was assuming credit risk as of December 31:

Credit Derivative type by derivative risk exposure and reference type	Notional amount	Fair value	Weighted average years to maturity	Average credit rating
2017:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$175,800	(1,498)	6 years	BBB+
Total	$175,800	(1,498)
2016:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$331,400	367	6 years	BBB+
Total	$331,400	367
Total Return Swaps
The Company engages in the use of OTC TRS, which allow the parties to exchange cash flows based on a variable reference rate such as the three-month LIBOR and the return of an underlying index. The fair value of the collateral posted for OTC TRS is discussed in the derivative collateral management section below.
To Be Announced Securities
The Company uses OTC TBA forward contracts to gain exposure to the investment risk and return of mortgage-backed securities. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The fair value of the collateral posted for OTC TBA securities is discussed in the derivative collateral management section below.
The following table presents a summary of the aggregate notional amounts and fair values of the Company’s freestanding derivative instruments reported on the Consolidated Balance Sheets as of December 31:

	2017			2016
		Gross Fair Value			Gross Fair Value
	Notional (1)	Assets	Liabilities	Notional (1)	Assets	Liabilities
Cash flow hedging instruments
Foreign currency swaps	$899,000	$38,939	(68,354)	676,000	96,975	(11,731)
Total cash flow hedging instruments		38,939	(68,354)		96,975	(11,731)
Nonqualifying hedging instruments
Futures	27,891,125	—	—	17,574,373	—	—
OTC options	119,817,491	1,156,749	(815,960)	77,973,809	766,205	(514,758)
ETO	17,033,569	48,177	(27,678)	11,109,074	42,400	(27,345)
IRS	3,763,500	130,476	(162)	7,227,500	144,384	(77,799)
TRS	2,944,000	12,375	—	7,154,000	5,826	(3,702)
TBA securities	1,474,100	4	(953)	693,900	833	(299)
SAR	—	—	—	7,422 *	545	—
Total nonqualifying hedging instruments		1,347,781	(844,753)		960,193	(623,903)
Total freestanding derivative instruments		$1,386,720	(913,107)		1,057,168	(635,634)

(1) Notional amounts are presented on a gross basis.
* The notional amount for SAR is equal to the number of contracts outstanding.
Derivative Collateral Management
The Company manages separate collateral for exchange-traded and OTC derivatives. The total collateral posted for exchange-traded derivatives at December 31, 2017 and 2016, had a fair value of $2,029,211 and $1,447,970, respectively, and is included in Fixed-maturity securities on the Consolidated Balance Sheets. The Company retains ownership of the exchange-traded collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. The total collateral posted for OTC derivatives at December 31, 2017 and 2016, had a fair value of $137,383 and $49,133, respectively, and is included in Fixed-maturity securities on the Consolidated Balance Sheets. The Company posts collateral to OTC counterparties based upon exposure amounts. The Company retains ownership of the OTC collateral.
Embedded Derivatives
The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in Change in fair value of annuity and life embedded derivatives within the Consolidated Statements of Operations. These embedded derivatives are classified within Account balances and future policy benefit reserves on the Consolidated Balance Sheets.
Certain fixed-indexed annuity products and universal life policies include equity-indexed features, which are separated as an embedded derivative, and referred to as a market value liability option (MVLO). This embedded derivative is reported within Account balances and future policy benefit reserves on the Consolidated Balance Sheets with changes in fair value reported in Change in fair value of annuity and life embedded derivatives within the Consolidated Statements of Operations.
Additionally, the Company bifurcated and separately recorded embedded derivatives related to modified coinsurance reinsurance agreements. The embedded derivatives are recorded within Derivative assets and Derivative liabilities on the Consolidated Balance Sheets, with changes in fair value reported in Change in fair value of assets and liabilities within the Consolidated Statements of Operations. See note 19 for further detail regarding the modified coinsurance reinsurance agreement entered into by the Company with an affiliate.
The following table presents a summary of the fair values of the Company’s embedded derivative instruments reported on the Consolidated Balance Sheets as of December 31:

	2017	2016
GMWB	$(2,004,918)	(2,156,234)
GMAB	(181,348)	(243,363)
MVLO	(20,137,427)	(15,141,482)
Other embedded derivatives, net	(570)	1,863
Total embedded derivative instruments	$(22,324,263)	(17,539,216)
The following table presents the gains or losses recognized in income on the various nonqualifying freestanding derivative instruments and embedded derivatives:

		Amount of gain (loss) on derivatives recognized for the years ended December 31,
	Location in the Consolidated Statements of Operations	2017	2016	2015
GMWB	Change in fair value of annuity and life embedded derivatives	$151,177	14,235	(679,259)
GMAB	Change in fair value of annuity and life embedded derivatives	61,658	96,666	(122,094)
MVLO	Change in fair value of annuity and life embedded derivatives	(5,175,605)	(386,709)	212,758
	Total change in fair value of annuity and life embedded derivatives	(4,962,770)	(275,808)	(588,595)
Futures	Change in fair value of assets and liabilities	2,362,617	(287,724)	(423,134)
OTC options	Change in fair value of assets and liabilities	1,375,643	182,882	(361,419)
ETO	Change in fair value of assets and liabilities	54,103	13,055	291
IRS	Change in fair value of assets and liabilities	127,777	87,380	279,158
CDS	Change in fair value of assets and liabilities	2,074	4,689	(2,220)
TRS	Change in fair value of assets and liabilities	48,228	(37,143)	4,093
TBA securities	Change in fair value of assets and liabilities	4,078	(2,837)	330
SAR	Change in fair value of assets and liabilities	100	(54)	630
Other embedded	Change in fair value of assets and liabilities	(8,120)	(1,234)	1,235
	Total change in fair value of assets and liabilities	3,966,500	(40,986)	(501,036)
MVLO	Premiums and policy fees, net	9,911	(398,942)	79,951
MVLO	Policyholder benefits, net of recoveries	169,749	139,481	115,737
	Total derivative gain (loss), net	$(816,610)	(576,255)	(893,943)
Offsetting Assets and Liabilities
Certain financial instruments and derivative instruments are eligible for offset on the Consolidated Balance Sheets under GAAP. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis on the Consolidated Balance Sheets.
The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2017
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral (received) / pledged	Net amounts
Derivative assets	$1,386,720	—	1,386,720	(855,461)	(485,646)	45,613
Derivative liabilities	(913,107)	—	(913,107)	855,461	134,000	76,354
Net derivatives	$473,613	—	473,613	—	(351,646)	121,967

	December 31, 2016
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral (received) / pledged	Net amounts
Derivative assets	$1,056,623	—	1,056,623	(615,349)	(395,913)	45,361
Derivative liabilities	(635,634)	—	(635,634)	615,349	37,092	16,807
Net derivatives	$420,989	—	420,989	—	(358,821)	62,168

(1) Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the gross amounts of assets or liabilities as presented on the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral.